Consolidated Statements of Income and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales revenue, net	$ 51,290,462		$ 55,574,576			$ 290
Cost of goods sold	3,438,949		3,809,013			58
Gross profit	47,851,513		51,765,563			232
Selling and marketing expenses	42,952,863	13,419	46,310,836	16,878	28,499	68,804
General and administrative expenses	268,934	206,001	499,273	363,668	709,735	597,873
Total operating expenses	43,221,797	219,420	46,810,109	380,546	738,234	666,677
Income (loss) from operations	4,629,716	(219,420)	4,955,454	(380,546)	(738,234)	(666,445)
Interest income (expense)	7,397	(4)	7,421	(4,977)	(4,970)	(15,102)
Other income (expense), net	(74)	(2,657)	(74)	(2,657)	(4,321)	(9,339)
Income (loss) before provision for income taxes	4,637,039	(222,081)	4,962,801	(388,180)	(747,525)	(690,886)
Provision for income taxes	503,231		596,186
Net income (loss)	4,133,808	(222,081)	4,366,615	(388,180)	(747,525)	(690,886)
Net income attributable to noncontrolling interests	212,665		226,649
Net income (loss) attributable to Tengjun stockholders	3,921,143	(222,081)	4,139,966	(388,180)
Net income (loss)	4,133,808	(222,081)	4,366,615	(388,180)	(747,525)	(690,886)
Other comprehensive income (loss):
Foreign currency translation loss					(36,291)	(68,201)
Foreign currency translation adjustment	(46,501)	(19,893)	(55,939)	(13,296)
Comprehensive income (loss)	4,087,307	(241,974)	4,310,676	(401,476)	$ (783,816)	$ (759,087)
Comprehensive income attributable to noncontrolling interests	210,317		223,824
Comprehensive income (loss) attributable to Tengjun stockholders	$ 3,876,990	$ (241,974)	$ 4,086,852	$ (401,476)
Net Loss Per Common Share:
Net income (loss) per common share - basic and diluted (in Dollars per share)	$ 0.06	$ (0.01)	$ 0.06	$ (0.02)	$ (0.04)	$ (0.04)
Weighted average shares outstanding:
Basic and diluted (in Shares)	65,309,169	19,285,714	65,309,169	19,285,714	20,294,447	19,285,714